Business Segment Data and Geographical Information - U.S. Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	$ 284,171	$ 285,167	$ 231,628
Total assets of discontinued operations	27,189	32,797	0
Reportable Geographical Components | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	191,500	189,800	136,800
Total assets of discontinued operations	$ 27,200	$ 32,800	$ 0